Commitments, Contingencies, and Other Severance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Commitments and Contingencies Disclosure [Abstract]
Number of purchase unit (in Shares) | shares	10,000
Supplies outstanding (in Shares) | shares	3,000
commitment amount	$ 92
Remaining purchase obligation	$ 146
Convertible debenture percentage	12.50%
Claims damages cost	$ 6,207
Severance and related expense	576
Accrued severance expense	999
Management expenses	$ 8,695
shares issued (in Shares) | shares	50,000